CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	11 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
COMPREHENSIVE INCOME (LOSS)
NET INCOME (LOSS)	$ 687,814
COMPREHENSIVE INCOME (LOSS)	687,814
Predecessor
COMPREHENSIVE INCOME (LOSS)
NET INCOME (LOSS)		143,908	(517,083)	410,322
OTHER COMPREHENSIVE INCOME
Net changes in fair value of cash flow hedges, net of taxes of $(1,118) for the period beginning January 1, 2014 and ending May 13, 2014, $(4,394) (2013), and $(3,588) (2012) and net of reclassification adjustments		2,050	8,054	6,832
Change in unrealized fair value adjustments of available-for-sale securities, net of taxes of $(313) for the period beginning January 1, 2014 and ending May 13, 2014, $(138) (2013), and $(172) (2012) and net of reclassification adjustments		573	253	314
TOTAL OTHER COMPREHENSIVE INCOME		2,623	8,307	7,146
COMPREHENSIVE INCOME (LOSS)		$ 146,531	$ (508,776)	$ 417,468